Earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$ 3,575	$ 16,414	$ 21,053	$ 41,839
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,219)
Preferred share dividends Series D	(1,874)	(1,860)	(3,732)	(3,719)
Preferred share dividends Series E	(2,541)	0	(2,541)	0
Net (loss)/income attributable to common stockholders	$ (2,949)	$ 12,445	$ 10,561	$ 33,901
Denominator
Weighted average common shares outstanding	84,284,281	85,510,215	84,126,285	86,071,582
Basic and diluted income / (loss) per common share	$ (0.03)	$ 0.15	$ 0.13	$ 0.39